Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization Expense, Year 1	$ 1,476
Amortization Expense, Year 2	1,438
Amortization Expense, Year 3	1,456
Amortization Expense, Year 4	1,464
Amortization Expense, Year 5	1,670
Amortization of Intangible Assets	$ 976	$ 834	$ 778